Long-Term Investments - Additional Information (Detail) (USD $)	0 Months Ended		12 Months Ended
	Nov. 29, 2013	Aug. 06, 2013	Dec. 31, 2013	Dec. 31, 2012
Long Term Investment [Line Items]
Share of income (loss) of significantly influenced investees			$ (3,082,000)	$ (33,233,000)
Altynalmas Gold Ltd. [Member]
Long Term Investment [Line Items]
Ownership percentage		50.00%	50.00%
Amount due from Altynalmas				156,751
Share of equity method losses in excess of common share investment				(156,751)
Net investment in Altynalmas
Total cash consideration		235,000,000
Gain on divestment	231,900,000
Share of income (loss) of significantly influenced investees			$ 3,000,000	$ 33,100,000